Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
At beginning of the period	¥ (335,841)		¥ (86,698)
ASC 326 Adoption impact			0	(6,889)
(Additional) reversal provisions	467	$ 68	(249,143)	(79,809)
At the end of the period	¥ (335,374)		¥ (335,841)	¥ (86,698)